Property, Equipment and Deposits (Details) - Schedule of Depreciation Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 9,946,444	$ 9,018,323	$ 5,450,858
Cost of Revenues [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	9,347,183	8,456,349	5,203,696
General and Administrative Expenses [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 599,261	$ 561,974	$ 247,162